Supplementary cash flow information non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary cash flow information non-cash transactions
Additions to property, plant and equipment	R$ (242,337)
Additions to biological assets	(120,495)
Accounts payable for asset acquisition	402,832
Acquisition of subsidiaries	(40,000)
Offsets of other taxes payable	(133,165)	R$ (363,614)	R$ (413,053)
Actuarial liability gains (losses)	(69,305)	4,173	(54,422)
Exchange variation on conversion of financial statements and on foreign investments	137,546	38,006	(45,720)
Reversal of time-barred dividends	66	29	26
Minimum mandatory dividends	R$ (3,466)	R$ (180,280)	R$ (370,828)